Average Annual Total Returns - AMG GW&K Emerging Markets Equity Fund	Mar. 01, 2021
Class N
Average Annual Return:
1 Year	18.98%
5 Years	13.28%
Since Inception	3.71%	[1]
Inception Date	Mar. 01, 2012
Class N | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.31%
5 Years	12.81%
Since Inception	4.59%	[1]
Inception Date	Mar. 01, 2012
Class I
Average Annual Return:
1 Year	19.30%
5 Years	13.64%
Since Inception	2.93%	[2]
Inception Date	Mar. 01, 2011
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	18.13%
5 Years	12.80%
Since Inception	2.54%	[2]
Inception Date	Mar. 01, 2011
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.34%
5 Years	10.83%
Since Inception	2.29%	[2]
Inception Date	Mar. 01, 2011
Class I | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.31%
5 Years	12.81%
Since Inception	4.04%	[2]
Inception Date	Mar. 01, 2011
Class Z
Average Annual Return:
1 Year	19.38%
5 Years	13.77%
Since Inception	3.04%	[2]
Inception Date	Mar. 01, 2011
Class Z | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.31%
5 Years	12.81%
Since Inception	4.04%	[2]
Inception Date	Mar. 01, 2011

[1]	Class N and Index performance shown reflects performance since the inception date of the Fund's Class N shares on March 1, 2012.
[2]	Class I, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class I and Class Z shares on March 1, 2011.